Share-based Payment, Narrative - Stock options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payments Table [Line Items]
Share-based payment expense	$ 13,950	$ 10,718	$ 14,468
Stock Options [Member]
Share-based Payments Table [Line Items]
Share-based payment expense	$ 6,200	$ 2,100	$ 9,200